Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ICON FUNDS
Prospectus Date	rr_ProspectusDate	Jan. 22, 2015
ICON Emerging Markets Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARIES ICON EMERGING MARKETS FUND (Formerly ICON Asia-Pacific Region Fund)
Objective [Heading]	rr_ObjectiveHeading	Investment Objective/Goals
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 or more. More information about these and other discounts is available from your financial professional and in “Classes of Shares, Sales Charge and Distribution Arrangements” on page 21 of the Fund’s prospectus, and in “Sales Charge” in the Fund’s statement of additional information.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 92.17% of the average value of the portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	92.17%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 or more. More information about these and other discounts is available from your financial professional and in “Classes of Shares, Sales Charge and Distribution Arrangements” on page 21 of the Fund’s prospectus, and in “Sales Charge” in the Fund’s statement of additional information.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 25,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your Class C shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund uses a quantitative methodology to identify industries and sectors in emerging market securities that ICON’s methodology suggests are underpriced or overpriced relative to our calculation of intrinsic value. ICON believes that equity markets go through themes over time. Simply stated, stocks in industries that were market leaders at one time tend to become overpriced relative to intrinsic value, and stocks in industries that were not in favor tend to drop below intrinsic value. We compute a value-to-price ratio for the securities in our database to determine whether industries, sectors and a country's securities markets are over- or underpriced. As themes in the market change over time, different countries, industries, and sectors may become leaders. We sell industries we believe are overpriced and buy industries we believe are underpriced, as identified by our valuation model, to capture developing industry and sector themes without restrictions on market capitalization. The Fund may invest up to 25% of its assets in a single industry. Under normal market conditions, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in securities of issuers whose principal activities are in an emerging market, or are economically tied to an emerging market country.

		In general, countries may be considered emerging or developing if they are included on any one of the Morgan Stanley Capital International ("MSCI") Emerging Markets Index, classified as a developing or emerging market or classified under a similar or corresponding classification, by organizations such as the World Bank and the International Monetary Fund. For purposes of the Fund's investments, a determination is made that an issuer's principal activities are in an emerging market country or that an issuer is economically tied to an emerging market country by utilizing the Morgan Stanley Capital International ("MSCI") global classification of securities methodology ("MSCI Global Classification"). The MSCI Global Classification, in general, looks at the country of incorporation and where the securities are primarily listed. However, in some situations additional factors may also need to be considered, such as: the geographic distribution of the issuer's operations (in terms of assets and production); the location of its headquarters; and the country in which investors consider the issuer to be most appropriately classified. Such a determination can also be based, in whole or in part, on classifications under the MSCI Emerging Markets Economic Index. This strategy may not be changed unless Fund shareholders are given at least 60 days' prior notice. Equity securities in which the Fund may invest include common and preferred stocks of companies of any market capitalization.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Like all investments in securities, you risk losing money by investing in the Fund. The main risks of investing in this Fund are:

Foreign Investment Risk.  Investments in foreign securities involve different risks than U.S. investments, including fluctuations in currency exchange rates, potentially unstable political and economic structures, less efficient trade settlement practices, reduced availability of public information, and lack of uniform financial reporting and regulatory practices similar to those that apply to U.S. issuers. Foreign stock markets may also be less liquid and more volatile than U.S. stock markets.

Special Risks of Developing and Emerging Markets.  The economies of developing or emerging market countries may be more dependent on relatively few industries that may be highly vulnerable to local and global changes. The governments of developing and emerging market countries may be less stable than the governments of more developed countries. Countries in the emerging markets generally have less developed securities markets or exchanges, and less developed legal and accounting systems, reduced availability of public information, and lack of uniform financial reporting and regulatory practices, which in turn may adversely impact the Fund’s ability to calculate accurately the intrinsic value of the securities. Securities of emerging or developing market companies may be less liquid and more volatile than securities in countries with more mature markets. The value of developing or emerging market currencies may fluctuate more than the currencies of countries with more mature markets. Investments in developing or emerging market countries may be subject to greater risks of government restrictions, including confiscatory taxation, expropriation or nationalization of a company’s assets, restrictions on foreign ownership of local companies and restrictions on withdrawing assets from the country. Investments in securities of issuers in developing or emerging market countries may be considered speculative and higher risk.

Regional Focus.  At times, the Fund might increase the relative emphasis of its investments in a particular region of the world. Stocks of issuers in a region might be affected by changes in economic conditions or by changes in government regulations, availability of basic resources or supplies, or other events that affect that region more than others. If the Fund has a greater emphasis on investments in a particular region, it may be subject to greater risks from adverse events that occur in that region than the Fund that invests in a different region or that is more geographically diversified. Political, social or economic disruptions in the region may adversely affect the values of the Fund’s holdings.

Globalization Risks.  The growing inter-relationship of global economies and financial markets has increased the effect of conditions in one country or region on issuers of securities in a different country or region. In particular, the adoption or prolongation of protectionist trade policies by one or more countries, changes in economic or monetary policy in the United States or abroad, or a slowdown in the U.S. economy, could lead to a decrease in demand for products and reduced flows of capital and income to companies in other countries. Those events might particularly affect companies in emerging and developing market countries.

Non-Diversified Portfolio Risk.  The ICON Emerging Markets Fund (Formerly the ICON Asia-Pacific Region Fund) is “non-diversified” which means that a Fund may own larger positions in a smaller number of securities than funds that are “diversified”. The Fund may invest up to 25% of its total assets in the securities of one issuer. This means that an increase or decrease in the value of a single security likely will have a greater impact on the Fund’s net asset value (“NAV”) and total return than a diversified fund. The Fund’s share prices may also be more volatile than those of a diversified fund.

Industry and Concentration Risk.  Companies that have similar lines of business are grouped together in broad categories called industries. Certain industries are grouped together in broad categories called sectors. The Fund may overweight industries within various sectors and may invest up to 25% of the Fund’s total assets in a single industry. The fact that the Fund may overweight a specific industry or industries may cause the Fund’s performance to be more susceptible to political, economic, business or other developments that affect those industries or sectors. This overweighting means the Fund may be less diverse and more volatile than its benchmark.

Stock Market Risk.  The value of the stocks and other securities owned by the Fund will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence. The market also may fail to recognize the intrinsic worth of an investment or ICON may misgauge that worth.

		Small and Mid-Size Company Risk. The Fund may invest in small or mid-size companies, which in turn may involve greater risk of loss and price fluctuation. The trading markets for securities of small-cap issuers may be less liquid and more volatile than securities of larger companies.
Risk Lose Money [Text]	rr_RiskLoseMoney	Like all investments in securities, you risk losing money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversified Portfolio Risk. The ICON Emerging Markets Fund (Formerly the ICON Asia-Pacific Region Fund) is “non-diversified” which means that a Fund may own larger positions in a smaller number of securities than funds that are “diversified”. The Fund may invest up to 25% of its total assets in the securities of one issuer. This means that an increase or decrease in the value of a single security likely will have a greater impact on the Fund’s net asset value (“NAV”) and total return than a diversified fund. The Fund’s share prices may also be more volatile than those of a diversified fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance History
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare to those of an unmanaged securities index. The performance information shown in the bar chart is for the Fund’s Class S shares. The Fund’s past performance, both before and after taxes, is no guarantee of future results. Effective May 5, 2014 the Fund changed its principle investment strategy. The performance shown is of the Fund before the change and current performance will differ. Updated performance information is available through our website www.iconfunds.com or by calling 1-800-764-0442.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information illustrates the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns compare to those of an unmanaged securities index. The performance information shown in the bar chart is for the Fund's Class S shares.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-764-0442
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.iconfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, both before and after taxes, is no guarantee of future results.
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Total Return as of 12/31 — Class S Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: Q2 2009 35.82% Worst Quarter: Q3 2008 -25.02%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the Periods ended 12/31/14
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	The benchmark index changed on May 5, 2014 to the MSCI Emerging Markets Index.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax performance is shown only for the Fund's Class S shares. After-tax performance for the Fund's Class A and Class C shares will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax performance is shown only for the Fund’s Class S shares. After-tax performance for the Fund’s Class A and Class C shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
ICON Emerging Markets Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of purchase price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase cost)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Wire Redemption Fee	rr_RedemptionFee	$ 15
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	3.07%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.32%
Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(2.37%)	[2]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.95%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2021
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A contingent deferred sales charge of 1.00% applies on certain redemptions within one year following purchases of $1 million or more made without an initial sales charge.
1 Year	rr_ExpenseExampleYear01	$ 856
3 Years	rr_ExpenseExampleYear03	1,152
5 Years	rr_ExpenseExampleYear05	1,566
10 Years	rr_ExpenseExampleYear10	$ 3,760
1 Year	rr_AverageAnnualReturnYear01	(8.14%)	[3]
5 Years	rr_AverageAnnualReturnYear05	2.87%	[3]
10 Years	rr_AverageAnnualReturnYear10		[3]
Since Inception	rr_AverageAnnualReturnSinceInception	1.27%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2006	[3]
ICON Emerging Markets Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of purchase price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase cost)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Wire Redemption Fee	rr_RedemptionFee	$ 15
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	2.65%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.65%
Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(1.87%)	[2]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	2.78%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2021
1 Year	rr_ExpenseExampleYear01	$ 381
3 Years	rr_ExpenseExampleYear03	862
5 Years	rr_ExpenseExampleYear05	1,469
10 Years	rr_ExpenseExampleYear10	3,919
1 Year	rr_ExpenseExampleNoRedemptionYear01	281
3 Years	rr_ExpenseExampleNoRedemptionYear03	862
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,469
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 3,919
1 Year	rr_AverageAnnualReturnYear01	(4.18%)	[3]
5 Years	rr_AverageAnnualReturnYear05	3.33%	[3]
10 Years	rr_AverageAnnualReturnYear10		[3]
Since Inception	rr_AverageAnnualReturnSinceInception	(0.68%)	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 25, 2008	[3]
ICON Emerging Markets Fund | Class S
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of purchase price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase cost)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Wire Redemption Fee	rr_RedemptionFee	$ 15
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.11%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.11%
Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.23%)	[2]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.88%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2016
1 Year	rr_ExpenseExampleYear01	$ 191
3 Years	rr_ExpenseExampleYear03	639
5 Years	rr_ExpenseExampleYear05	1,113
10 Years	rr_ExpenseExampleYear10	$ 2,423
2005	rr_AnnualReturn2005	49.37%
2006	rr_AnnualReturn2006	9.02%
2007	rr_AnnualReturn2007	24.36%
2008	rr_AnnualReturn2008	(51.98%)
2009	rr_AnnualReturn2009	52.24%
2010	rr_AnnualReturn2010	21.00%
2011	rr_AnnualReturn2011	(20.80%)
2012	rr_AnnualReturn2012	23.47%
2013	rr_AnnualReturn2013	6.88%
2014	rr_AnnualReturn2014	(2.56%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	35.82%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.02%)
1 Year	rr_AverageAnnualReturnYear01	(2.42%)	[3]
5 Years	rr_AverageAnnualReturnYear05	4.30%	[3]
10 Years	rr_AverageAnnualReturnYear10	6.21%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	2.85%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 25, 1997	[3]
ICON Emerging Markets Fund | Return After Taxes on Distributions | Class S
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.42%)	[3]
5 Years	rr_AverageAnnualReturnYear05	4.25%	[3]
10 Years	rr_AverageAnnualReturnYear10	5.73%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	2.57%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 25, 1997	[3]
ICON Emerging Markets Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class S
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.37%)	[3]
5 Years	rr_AverageAnnualReturnYear05	3.35%	[3]
10 Years	rr_AverageAnnualReturnYear10	5.01%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	2.28%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 25, 1997	[3]
ICON Emerging Markets Fund | MSCI Emerging Markets Index (reflects no deduction for fees, expenses, or taxes) | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.82%)	[3],[4]
5 Years	rr_AverageAnnualReturnYear05	2.11%	[3],[4]
10 Years	rr_AverageAnnualReturnYear10		[3],[4]
Since Inception	rr_AverageAnnualReturnSinceInception	5.65%	[3],[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2006	[3],[4]
ICON Emerging Markets Fund | MSCI Emerging Markets Index (reflects no deduction for fees, expenses, or taxes) | Class C
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.82%)	[3],[4]
5 Years	rr_AverageAnnualReturnYear05	2.11%	[3],[4]
10 Years	rr_AverageAnnualReturnYear10		[3],[4]
Since Inception	rr_AverageAnnualReturnSinceInception	0.60%	[3],[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 25, 2008	[3],[4]
ICON Emerging Markets Fund | MSCI Emerging Markets Index (reflects no deduction for fees, expenses, or taxes) | Class S
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.82%)	[3],[4]
5 Years	rr_AverageAnnualReturnYear05	2.11%	[3],[4]
10 Years	rr_AverageAnnualReturnYear10	8.78%	[3],[4]
Since Inception	rr_AverageAnnualReturnSinceInception	6.33%	[3],[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 25, 1997	[3],[4]

[1]	A contingent deferred sales charge of 1.00% applies on certain redemptions within one year following purchases of $1 million or more made without an initial sales charge.
[2]	ICON Advisers has contractually agreed to limit the total expenses of the Fund (excluding interest, taxes, brokerage and extraordinary expenses) to an annual rate for Class A of 1.80% and Class C of 2.55%. This expense limitation may be terminated at any time after January 31, 2021 upon 30 days written notice of termination to the Fund's Board of Trustees. Effective May 5, 2014 ICON Advisers has contractually agreed to limit the total expenses of the Class S shares of the Fund (excluding interest, taxes, brokerage and extraordinary expenses) to an annual rate of 1.55%. This expense limitation may be terminated at any time after January 31, 2016 upon 30 days written notice of termination to the Fund's Board of Trustees. ICON is entitled to reimbursement from the Fund of any fees waived pursuant to this arrangement if such reimbursement does not cause the Fund to exceed existing expense limitations and the reimbursement is made within three years after the expenses were reimbursed or absorbed.
[3]	(Formerly the ICON Asia-Pacific Region Fund)
[4]	The benchmark index changed on May 5, 2014 to the MSCI Emerging Markets Index.